Goodwill and Intangible Assets (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Total	$ 34,958,000	$ 34,958,000	$ 34,958,000
Less accumulated amortization	(1,280,629)	(1,189,046)	(822,713)
Intangible assets, net	33,677,371	33,768,954	34,135,287
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total	2,310,000	2,310,000	2,310,000
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total	2,355,000	2,355,000	2,355,000
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total	708,000	708,000	708,000
In-process research and development [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 29,585,000	$ 29,585,000	$ 29,585,000